STOCK BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted during the year	349,015	2,148,146	1,390,225
Weighted average grant date fair value of stock options granted during the year (CDN$)	$ 0.82	$ 1.21	$ 1.92
Risk-free interest rate	1.59%	1.45%	1.35%
Dividend yield	0.00%	0.00%	0.00%
Expected life of the options	4 years 10 months 24 days	4 years 3 months	4 years 3 months
Expected volatility of the underlying stock	62.13%	58.81%	68.29%